UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2014 – May 31, 2015

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2015

Vanguard New Jersey Tax-Exempt Funds

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New Jersey Tax-Exempt Money Market Fund.	12
New Jersey Long-Term Tax-Exempt Fund.	27
About Your Fund’s Expenses.	58
Trustees Approve Advisory Arrangements.	60
Glossary.	61

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Six Months Ended May 31, 2015
		Taxable-
	SEC Equivalent		Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money Market
Fund	0.01%	0.02%	0.00%	0.00%	0.00%
Other States Tax-Exempt Money Market Funds
Average					0.01
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	2.79%	5.42%	1.73%	-2.20%	-0.47%
Admiral™ Shares	2.87	5.57	1.77	-2.20	-0.43
Barclays NJ Municipal Bond Index					-1.21
New Jersey Municipal Debt Funds Average					0.32

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2014, Through May 31, 2015

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New Jersey Long-Term Tax-Exempt
Fund
Investor Shares	$12.22	$11.90	$0.213	$0.053
Admiral Shares	12.22	11.90	0.218	0.053

Chairman’s Letter

Dear Shareholder,

The broad U.S. municipal bond market earned positive but muted returns for the half year ended May 31, 2015, after a strong showing over the previous 12 months. As I cautioned in our last annual report, returns—especially for longer-maturity funds—were unlikely to remain as strong given how low interest rates had fallen.

New Jersey’s bonds underperformed the broad tax-exempt market, reflecting the state’s relatively weaker overall fiscal condition. Vanguard New Jersey Long-Term Tax-Exempt Fund returned –0.47% for Investor Shares and –0.43% for Admiral Shares. Your fund’s result was lower than the average return of its state peers but higher than the –1.21% return of the Barclays New Jersey Municipal Bond Index. (Illinois was the only other state with a negative return.) In contrast to the previous fiscal year, interest income was more than offset by lower bond prices.

Amid expectations that the Federal Reserve would gradually begin to raise short-term interest rates in 2015, muni bond yields nationwide and in New Jersey crept up, which contributed to the negative capital returns. (Bond prices and yields move in opposite directions.) The anticipated timing of a rate hike seemed to advance or recede with the release of each indicator of the U.S. economy’s health, making for volatile bond returns. The 30-day SEC yield for Investor Shares of the Long-Term Fund fell from 2.45% at the start of the period to 2.23% at the end of January, then rose to 2.79% by the end of May.

Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.00%, in line with its peers. The fund’s yield was unchanged at 0.01%.

Please note that although the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT), throughout the half year the Long-Term Fund held no securities that would generate income distributions subject to the AMT. The Money Market Fund did hold such securities during the period and on May 31.

On a separate note, I wanted to give you a brief update on money market reform. In 2014, the Securities and Exchange Commission adopted regulatory changes governing money market funds, which fund sponsors must adopt by October 2016. In your fund’s last annual report, we noted that the vast majority of investors in Vanguard money market funds would not be affected by the new rules—and that’s still the case.

On June 16, we announced some changes for Vanguard’s lineup of taxable and tax-exempt money market funds. Most notably for this report, we plan to designate all six of our tax-exempt money market funds (one national fund and five state funds, including New Jersey’s) as

Market Barometer
	Total Returns
	Periods Ended May 31, 2015
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	1.09%	3.03%	3.90%
Barclays Municipal Bond Index (Broad tax-exempt market)	0.71	3.18	4.53
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.02	0.05

Stocks
Russell 1000 Index (Large-caps)	3.41%	11.91%	16.68%
Russell 2000 Index (Small-caps)	6.94	11.32	15.04
Russell 3000 Index (Broad U.S. market)	3.67	11.86	16.54
FTSE All-World ex US Index (International)	3.78	0.08	8.51

CPI
Consumer Price Index	0.70%	-0.04%	1.74%

“retail funds,” meaning that individual investors will continue to have access to these funds at a stable net asset value of $1 per share.

Taxable bonds gained ground despite setbacks along the way

The broad U.S. taxable bond market traced a bumpy path to return 1.09% for the six months. Gains in three of those months, including a January return of more than 2%, were tempered by declines in the others.

U.S. Treasuries attracted investors amid uncertainties that included Greece’s ability to pay its creditors. The yield of the 10-year Treasury note ended May at 2.14%, down from 2.25% six months earlier.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.65%, restrained by the U.S. dollar’s strength against many foreign currencies. Without this currency effect, international bond returns were positive, thanks in part to the stimulative monetary policies of many of the world’s central banks.

The Fed’s continued target of 0%–0.25% for short-term interest rates severely limited returns for money market funds and savings accounts.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money
Market Fund	0.16%	—	0.14%
New Jersey Long-Term Tax-Exempt
Fund	0.20	0.12%	0.95

The fund expense ratios shown are from the prospectus dated March 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2015, the funds’ annualized expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.07%;
and for the New Jersey Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.11% for Admiral Shares. The six-month expense ratio for the New Jersey Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2014.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the New Jersey
Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds.

U.S. stocks stayed positive although clouds hovered

The broad U.S. stock market returned nearly 4% for the period. Corporate profits generally exceeded expectations, and the Fed remained cautious about its timing for raising short-term rates. These factors helped offset pressures that included perceived high stock valuations and concerns about the economy’s first-quarter weakness.

International stocks also returned almost 4% for U.S. investors, although results would have been more robust if not for the dollar’s strength. Returns for the developed markets of the Pacific region, led by Japan, exceeded those of Europe and emerging markets. (You can read about Vanguard’s assessment of Japan’s economy in Japan: The Long Road Back to Inflation, available at vanguard.com/research. This is part of the Global Macro Matters series produced by our global economists.)

At state budget time, a helpful reminder

As you know, investing in the bonds of your home state provides income that can be exempt from federal and state—and sometimes local—income taxes. Depending on your circumstances, this can be a very attractive benefit.

But there’s a tradeoff: less diversification. The performance of your bonds is greatly influenced by the fiscal health of just one state. And that health can be especially evident amid the intense budget debates that often take place before July 1, the start of the new fiscal year in most states.

Just like your personal budget, state and municipal budgets depend on revenue forecasts, and these are often hard to get right. A March report by The Pew Charitable Trusts, for example, found that over roughly the last three decades, “forecasting errors have gotten larger because revenue has become increasingly volatile,” even though “the science of estimating tax collections has improved markedly.” Revenues from corporate income taxes and personal capital gains taxes are especially hard to forecast, Pew noted.

Whether unpleasant budget surprises arise suddenly or from long-simmering challenges such as underfunded pension plans, they can lead to volatile bond returns. As with any investment, it’s not wise to put all your eggs in one basket.

You might consider including a diversified national municipal bond fund in your portfolio. And because Vanguard’s highly experienced team of independent credit analysts carefully evaluates any bond issue we own or are considering for any of our funds, it can help you sidestep some of the potential pitfalls.

Source: The Pew Charitable Trusts and the Nelson A. Rockefeller Institute of Government, March 2015. Managing Volatile Tax
Collections in State Revenue Forecasts.

Careful credit analysis helped in navigating choppy waters

Broadly speaking, both taxable and tax-exempt bonds trade in the marketplace in relationship to U.S. Treasuries, which establish the level of risk-free interest rates. Changes in investor risk perceptions influence that relationship. (Interest rates on tax-exempt bonds typically also reflect tax rates, though this relationship is dynamic.) During the period, there were no major shifts in municipals’ value overall relative to Treasuries.

Another key driver of municipal bond performance is supply. After an extended period of relatively light supply, tax-exempt bond issuance nationwide surged for the six months compared with the year-ago level. The surge was driven in part by refunding of outstanding debt, in many cases by issuers who locked in savings in anticipation of rising borrowing costs. This jump in supply was one reason why municipal bonds, which returned 0.71% nationwide, broadly lagged Treasuries (the Barclays U.S. Treasury Index returned 1.07%). Even with strong demand, issuers needed to entice buyers with slightly higher interest rates.

In New Jersey, the picture was different. Tax-exempt bond issuance for the six months was well below year-ago levels, in part because issuers had less appetite to commit to major new capital spending projects. And the perceived creditworthi-ness of New Jersey’s bonds deteriorated.

In 2014, concerns about underfunded state pension obligations and the use of one-time measures to address structural budget deficits led the three major credit rating agencies to downgrade New Jersey’s general obligation bonds twice. Absent overall improvement, and amid continued litigation over state pension funding, one agency downgraded those state bonds another notch in April 2015.

New Jersey and its municipalities are not alone, of course, in facing pension funding and other budget challenges. But the magnitude and complexity of the problem put a premium on careful credit analysis and security selection—both of which are hallmarks of the New Jersey funds’ advisor, Vanguard Fixed Income Group. The advisor added value compared to the benchmark by favoring some longer-term bonds—given the prospect of a Fed rate hike. A preference for hospital and higher-education bonds, rather than direct state obligations, also paid off for the fund, as it did in the last fiscal year.

For more about the strategy and performance of the New Jersey funds during the period, please see the Advisor’s Report that follows this letter.

Promoting good corporate governance is one way we protect your interests

Our core purpose is “to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.” This involves more than offering smart investments, trustworthy guidance, and low fees. It also means working with the companies held by Vanguard funds to make sure that your interests remain paramount.

Because promoting good corporate governance supports our core purpose, we want to inform our investors—regardless of which Vanguard fund they may own—about our efforts in this area. As one of the world’s largest investment managers, we are making our voice heard in corporate boardrooms to promote the highest standards of stewardship. Our advocacy encompasses a range of corporate governance issues, including executive compensation and succession planning, board composition and effectiveness, oversight of strategy and risk, and communication with shareholders.

We also exert our influence in an important way when Vanguard funds cast their proxy votes at companies’ shareholder meetings.

Most of these votes take place at this time of year, making it an appropriate time to remind you that we work hard to represent your best interests. Good governance, we believe, is essential for any company seeking to maximize its long-term returns to shareholders. You can learn more about our efforts at vanguard.com/corporategovernance.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 16, 2015

Advisor’s Report

For the six months ended May 31, 2015, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.00%, in line with the average return of peer funds, as short-term interest rates remained near zero. Vanguard New Jersey Long-Term Tax-Exempt Fund returned –0.47% for Investor Shares and –0.43% for Admiral Shares, lagging the 0.32% average return of its peer funds but ahead of the –1.21% return of its benchmark (the Barclays New Jersey Municipal Bond Index).

The investment environment

On the heels of an exceptionally strong rally, the municipal bond market began the half year at what we felt were appropriate valuation levels. Taxable and tax-exempt interest rates stood at or near historical lows, reflecting expectations that when the Federal Reserve begins to raise rates, it will do so modestly and gradually. This was in stark contrast to the bond market’s “taper tantrum” in 2013, when the Fed first announced its intention to scale back its aggressive stimulative bond-buying.

The Fed made clear that its decision on when to raise rates depends on the health of the economy, which has been a good news/bad news story. Gross domestic product (GDP) growth slowed in the fourth quarter of 2014; the economy contracted in the first quarter of 2015 partly because of transitory factors—another harsh winter and a West Coast port strike.

The Fed also wants to see continued improvement in the job market and the unemployment rate, along with an increase

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2014	2015
2 years	0.14%	0.22%
5 years	0.88	1.22
10 years	1.98	2.08
30 years	3.00	3.15
Source: Vanguard.

in the inflation rate toward the Fed’s 2% long-term target. (Inflation has been running well below that, in part reflecting deflationary forces in Europe and lower commodity prices.)

In the spring, the Fed signaled that its first rate increase in almost a decade would probably not come in June, as some had predicted; it continued to suggest that increases would be gradual and that rates would probably remain low for a considerable time. And it seemed more likely that the ultimate level of the federal funds rate during the current economic cycle would be lower than the market anticipated last year: Expectations centered on 2.5%, down from more than 3% in October.

As a result, the U.S. Treasury market broadly continued to rally. The yield of the benchmark 10-year Treasury note, which began the period at 2.25%, dipped to 1.75% at the end of January before closing at 2.14% at the end of May. Overall, the Treasury yield curve flattened modestly as short-term rates crept up and longer-term rates inched down.

In contrast, municipal bond yields rose modestly across the maturity spectrum. It’s not unusual for muni bond yields to reach a resistance point, and in this case supply had a lot to do with it.

After a period of relatively light supply, when tax-exempt bond issuers focused more on imposing budget austerity than on undertaking major new projects, muni bond supply nationwide surged about 50% for the six months compared with a year ago. Only about one-third of the issuance was to raise new capital; the balance involved the refunding of existing issues. Borrowers are permitted to issue tax-exempt bonds to refund an outstanding issue in advance only once, and many took the opportunity to do so before the Fed begins to raise rates. The prices of many intermediate-term bonds, where much of the refunding took place, fell more than those of other bonds as issuers needed to offer higher yields to attract demand. In New Jersey, however, municipal bond issuance for the six months was lower than a year ago.

After some high-profile bankruptcies in recent years, no major new credit events took place in the municipal market during the period, and revenue trends generally improved. Detroit emerged from bankruptcy court protection in December, a relatively swift resolution to the nation’s largest municipal bankruptcy. And although Puerto Rico has been addressing its large debt load, budget deficit, and stagnant economy, we expect to remain at a distance until we see sustained growth and strong budget discipline. (We had no direct exposure to Puerto Rico credit risk as of the end of the period, because our sole Puerto Rican holding was in a bond escrowed to maturity.)

New Jersey continues to lag the national upswing. Its unemployment rate hovered in the 6.3%–6.5% range, about a percentage point higher than the national rate. More than two years after Hurricane Sandy, much of the state is still recovering. Structural imbalances in the state budget, meanwhile, have persisted for more than a decade.

A major challenge is the significantly underfunded state pension plan. To balance the budget, as required by law, Governor Chris Christie has trimmed payments into the plan, a step that led to litigation. In early June, after the close of our reporting period, the New Jersey Supreme Court ruled that the governor is not required to make previously agreed-upon payments. He has indicated, however, that he expects to make an additional payment (of about $200 million) into the plan before New Jersey’s fiscal year ends June 30. As we write this letter, the 2016 state budget has not yet been approved.

After two rounds of credit-rating downgrades last year, New Jersey’s state general obligation bonds were downgraded one notch (from A1 to A2) in April by one of the major rating agencies. Some New Jersey cities have been downgraded, too.

Management of the funds

We made no significant shifts in portfolio strategy in the Long-Term Fund during the six months. Given New Jersey’s fiscal challenges, we continued to limit our exposure to the state’s general obligation bonds and to state-related credits. Instead, we focused on bonds in other sectors, including health care and education.

Our overweighting of these two sectors helped the Long-Term Fund outperform its benchmark, as revenue bonds issued in New Jersey by hospitals and universities returned about 1%.

We also added value by our yield-curve positioning; our overweighting of bonds maturing in less than one year, for example, helped returns. The average duration of the Long-Term Fund was about one year shorter than that of the benchmark. (Duration measures the sensitivity of bond prices, and bond mutual fund prices, to changes in interest rates.)

For the Money Market Fund, low interest rates remained challenging but not unfamiliar, as the Fed has kept its target for overnight rates at 0%–0.25% since late 2008. We continued to look for opportunities to support returns through risk management and security selection.

A look ahead

As we enter the second half of the funds’ fiscal year, we still believe that municipal bonds are trading within an appropriate range relative to taxable Treasuries. Munis are attractive compared with other U.S. fixed income options.

Just as the U.S. economy rebounded in 2014 from a harsh winter, we expect another rebound in 2015, with growth reaccelerating to an annual rate of about 2.5% for the rest of the fiscal year.

Interest rates, and hence bond prices, may remain volatile as the market views new information about the economy’s health through the lens of the data-dependent Fed, trying to guess when it will begin to raise rates. It’s not unusual for volatility to increase as a rate hike approaches. Still, rates are likely to be range-bound. We expect the relative strength of the U.S. economy to set a floor for rates, while global conditions—including the stronger dollar and European Central Bank stimulus that has driven down bond yields abroad—will serve as a cap. We believe that a rate increase is likely to come in the second half of 2015, and that the Fed may not raise rates over time as much as might have been expected, especially in view of tepid economic growth.

Given the significant drop in rates in recent years, many opportunities for price appreciation have already been captured. As credit spreads on New Jersey bonds have widened, reflecting investors’ perception of higher risk, we will continue to work closely with our experienced team of credit analysts and traders to add to the funds’ performance by identifying bonds that we believe are mispriced by the market.

In part because of expected volatility, we expect to maintain above-average liquidity. That precaution should allow us to take advantage of any price dislocations that may arise as a rate hike approaches and meet potential shareholder redemptions without becoming forced sellers in the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Mathew M. Kiselak, Principal,
Portfolio Manager

John M. Carbone, Principal,
Portfolio Manager

Vanguard Fixed Income Group

June 18, 2015

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2015

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio1	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	52 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's,
Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit
Quality.

1 The expense ratio shown is from the prospectus dated March 26, 2015, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2015, the annualized expense ratio was 0.07%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the annualized six-month expense ratio was 0.16%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2004, Through May 31, 2015

		Spliced NJ
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2005	2.17%	1.63%
2006	3.25	2.74
2007	3.60	3.12
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
2012	0.04	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.00	0.01

7-day SEC yield (5/31/2015): 0.01%
For a benchmark description, see the Glossary.
Spliced New Jersey Tax-Exempt Money Market Funds Average. Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2015, performance data reflect the six months ended May 31, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.01%	0.04%	1.13%

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.8%)
New Jersey (100.8%)
Bergen County NJ Improvement Authority
School District Revenue (Elmwood Park
Board of Education)	1.000%	8/1/15	1,400	1,402
Brick Township NJ BAN	1.000%	12/17/15	4,882	4,899
Brick Township NJ BAN	1.500%	12/17/15	5,028	5,058
Brick Township NJ Municipal Utility Authority BAN	1.250%	3/31/16	7,250	7,305
Burlington County NJ BAN	1.500%	5/17/16	25,000	25,299
Burlington County NJ Bridge Commission
Revenue BAN	1.250%	11/18/15	10,000	10,049
Burlington County NJ Bridge Commission
Revenue BAN	1.250%	2/1/16	13,950	14,044
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.100%	6/5/15 LOC	46,500	46,500
Cherry Hill Township NJ BAN	1.000%	10/22/15	5,694	5,712
Clifton NJ BAN	1.000%	10/14/15	5,272	5,286
Cranford NJ BAN	1.500%	5/20/16	8,600	8,700
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.100%	6/5/15 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.080%	6/5/15 LOC	39,230	39,230
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.080%	6/5/15 LOC	41,295	41,295
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	6/5/15 LOC	11,925	11,925
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.100%	6/5/15 LOC	27,835	27,835
Essex County NJ Improvement Authority
Revenue	1.500%	10/1/15	3,615	3,630
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project) VRDO	0.090%	6/5/15 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of Metro
West Inc. Project) VRDO	0.100%	6/5/15 LOC	11,005	11,005

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	0.100%	6/5/15 LOC	15,625	15,625
Fair Lawn NJ BAN	1.000%	9/18/15	5,689	5,702
Freehold Township NJ BAN	1.000%	12/14/15	5,000	5,021
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.800%	11/1/15 (Prere.)	6,000	6,140
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.800%	11/1/15 (Prere.)	6,000	6,140
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.800%	11/1/15 (Prere.)	5,115	5,234
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.800%	11/1/15 (Prere.)	6,000	6,141
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.010%	6/1/15	16,885	16,885
Hopewell Township NJ BAN	1.500%	4/8/16	1,480	1,494
Hudson County NJ Improvement Authority BAN	1.000%	11/25/15	5,000	5,017
Hudson County NJ Improvement Authority BAN	1.000%	4/29/16	8,000	8,045
Lakewood Township NJ BAN	1.500%	4/8/16	3,390	3,418
Mahwah Township NJ BAN	1.000%	8/7/15	5,000	5,008
Mahwah Township NJ BAN	1.000%	10/9/15	2,750	2,758
Mercer County NJ BAN	1.250%	2/11/16	13,000	13,096
Middlesex County NJ BAN	0.750%	6/5/15	24,200	24,202
1 Middlesex County NJ BAN	1.250%	6/3/16	10,000	10,097
Monmouth County NJ GO	3.000%	3/1/16	2,140	2,185
Morris County NJ GO	3.000%	2/1/16	3,000	3,057
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	0.090%	6/5/15 LOC	9,000	9,000
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	0.050%	6/15/15	6,770	6,770
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.090%	6/5/15 LOC	12,600	12,600
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project) VRDO	0.070%	6/1/15 LOC	28,800	28,800
New Jersey Economic Development Authority
Revenue (Princeton Day School) VRDO	0.070%	6/5/15 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Ranney School Project) VRDO	0.100%	6/5/15 LOC	20,960	20,960
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (ETM)	4,085	4,134
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	9/1/15 (Prere.)	7,800	7,897
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/15 (Prere.)	2,710	2,745
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/15 (Prere.)	8,000	8,100
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/15 (Prere.)	4,070	4,122
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/15 (Prere.)	1,195	1,210
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	1,615	1,658
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	2,625	2,657

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	5,000	5,061
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.070%	6/1/15	17,250	17,250
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.080%	6/1/15	15,900	15,900
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.010%	6/1/15	2,000	2,000
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.070%	6/5/15	16,825	16,825
2 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.070%	6/5/15	22,400	22,400
2 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses) VRDO	0.110%	6/5/15 LOC	7,825	7,825
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/15	1,000	1,004
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/15	3,000	3,012
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/15	4,620	4,639
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.100%	6/5/15	2,665	2,665
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.110%	6/5/15	4,330	4,330
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.090%	6/5/15 LOC	13,990	13,990
New Jersey Environmental Infrastructure Trust
Revenue	4.000%	9/1/15	1,360	1,373
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	1,040	1,053
2 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	0.100%	6/5/15	4,015	4,015
2 New Jersey GO TOB VRDO	0.120%	6/1/15 LOC	6,000	6,000
2 New Jersey GO TOB VRDO	0.120%	6/1/15 LOC	2,600	2,600
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/15 (Prere.)	5,000	5,070
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.090%	6/5/15 LOC	6,500	6,500
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.090%	6/5/15 LOC	13,285	13,285
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	6/5/15 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	6/5/15 LOC	18,000	18,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	6/5/15 LOC	17,400	17,400

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	6/5/15 LOC	19,850	19,850
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) VRDO	0.090%	6/5/15 LOC	25,140	25,140
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.100%	6/5/15 LOC	6,400	6,400
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.100%	6/5/15 LOC	5,540	5,540
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.100%	6/5/15 LOC	6,680	6,680
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.070%	6/5/15 LOC	7,500	7,500
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.070%	6/5/15 LOC	5,200	5,200
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.100%	6/5/15 LOC	3,100	3,100
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.100%	6/5/15 LOC	6,800	6,800
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.090%	6/5/15 LOC	13,330	13,330
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	0.100%	6/5/15 LOC	10,390	10,390
New Jersey Health Care Facilities Financing
Authority Revenue (Underwood Memorial
Hospital) VRDO	0.090%	6/5/15 LOC	8,140	8,140
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.060%	6/1/15 LOC	12,125	12,125
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.080%	6/1/15 LOC	3,700	3,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.090%	6/5/15 LOC	22,700	22,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.100%	6/5/15 LOC	14,000	14,000
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/15	3,750	3,750
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.110%	6/5/15 LOC	3,155	3,155
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.110%	6/5/15 LOC	3,995	3,995
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.110%	6/5/15	4,370	4,370
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.250%	6/5/15	26,985	26,985
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.090%	6/5/15 LOC	6,815	6,815

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.080%	6/5/15	1,900	1,900
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.080%	6/5/15	8,185	8,185
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.080%	6/5/15	9,060	9,060
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.090%	6/5/15	8,215	8,215
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.100%	6/5/15	39,075	39,075
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	9,380	9,511
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	5,290	5,364
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	2,000	2,004
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	4,000	4,007
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	1,000	1,002
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	2,000	2,004
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	1,950	1,954
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	2,050	2,054
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	1,165	1,167
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	3,950	3,958
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/15 (ETM)	1,000	1,002
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (Prere.)	3,915	4,022
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,300	1,348
North Bergen Township NJ BAN	1.250%	4/1/16	6,463	6,518
2 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.180%	6/5/15 LOC	2,700	2,700
2 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.180%	6/5/15 LOC	47,300	47,300
2 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.180%	6/5/15 LOC	10,000	10,000
Ocean City NJ BAN	1.000%	12/3/15	4,160	4,175
Old Bridge Township NJ BAN	1.000%	4/15/16	4,698	4,727
Paramus Borough NJ BAN	1.000%	2/19/16	5,900	5,931
Port Authority of New York & New Jersey
Revenue	5.000%	10/1/15	3,250	3,303
Port Authority of New York & New Jersey
Revenue	4.000%	12/1/15	3,700	3,770
Port Authority of New York & New Jersey
Revenue	2.000%	5/1/16	6,500	6,606
Port Authority of New York & New Jersey
Revenue CP	0.070%	6/17/15	11,055	11,055
Port Authority of New York & New Jersey
Revenue CP	0.060%	6/23/15	12,740	12,740

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Port Authority of New York & New Jersey
	Revenue CP	0.060%	9/9/15	5,005	5,005
	Port Authority of New York & New Jersey
	Revenue CP	0.100%	9/16/15	2,820	2,820
	Port Authority of New York & New Jersey
	Revenue CP	0.100%	9/22/15	18,800	18,800
	Port Authority of New York & New Jersey
	Revenue CP	0.070%	10/1/15	6,020	6,020
2	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.110%	6/5/15	2,100	2,100
2	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.110%	6/5/15	9,900	9,900
2	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.110%	6/5/15	3,500	3,500
2	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.140%	6/5/15	1,000	1,000
	Princeton University New Jersey CP	0.050%	7/1/15	24,000	24,000
2	Rutgers State University New Jersey Revenue
	TOB VRDO	0.100%	6/5/15	6,700	6,700
	Rutgers State University New Jersey Revenue
	VRDO	0.080%	6/1/15	60,340	60,340
	Secaucus NJ BAN	1.000%	6/12/15	4,819	4,820
	Secaucus NJ BAN	1.250%	1/8/16	2,398	2,411
	Union County NJ BAN	0.750%	6/26/15	20,000	20,009
	Union County NJ Pollution Control Financing
	Authority Revenue (Exxon Project) VRDO	0.010%	6/1/15	19,770	19,770
	Union County NJ Pollution Control Financing
	Authority Revenue (Exxon Project) VRDO	0.010%	6/1/15	17,845	17,845
2	Union County NJ Utilities Authority Revenue
	TOB VRDO	0.110%	6/5/15	14,815	14,815
	Wayne Township NJ BAN	0.750%	7/20/15	4,300	4,303
	West Orange Township NJ BAN	1.000%	7/30/15	2,607	2,610
	West Orange Township NJ BAN	1.000%	10/20/15	3,683	3,694
	West Orange Township NJ BAN	1.250%	12/15/15	3,099	3,114
	West Windsor Township NJ BAN	1.000%	11/20/15	4,811	4,829
	Woodbridge Township NJ BAN	1.000%	8/21/15	5,000	5,009
					1,427,625
Total Tax-Exempt Municipal Bonds (Cost $1,427,625)					1,427,625
Other Assets and Liabilities (-0.8%)
Other Assets					7,489
Liabilities					(18,307)
					(10,818)
Net Assets (100%)
Applicable to 1,416,533,211 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					1,416,807
Net Asset Value Per Share					$1.00

New Jersey Tax-Exempt Money Market Fund

At May 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	1,416,821
Overdistributed Net Investment Income	(1)
Accumulated Net Realized Losses	(13)
Net Assets	1,416,807

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2015.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $186,355,000, representing 13.2% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2015
($000)
Investment Income
Income
Interest	594
Total Income	594
Expenses
The Vanguard Group—Note B
Investment Advisory Services	142
Management and Administrative	825
Marketing and Distribution	177
Custodian Fees	8
Shareholders’ Reports	5
Trustees’ Fees and Expenses	1
Total Expenses	1,158
Expenses Reduction—Note B	(635)
Net Expenses	523
Net Investment Income	71
Realized Net Gain (Loss) on Investment Securities Sold	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	69

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	71	156
Realized Net Gain (Loss)	(2)	(14)
Net Increase (Decrease) in Net Assets Resulting from Operations	69	142
Distributions
Net Investment Income	(72)	(156)
Realized Capital Gain	—	—
Total Distributions	(72)	(156)
Capital Share Transactions (at $1.00 per share)
Issued	493,272	923,321
Issued in Lieu of Cash Distributions	70	151
Redeemed	(550,101)	(1,071,016)
Net Increase (Decrease) from Capital Share Transactions	(56,759)	(147,544)
Total Increase (Decrease)	(56,762)	(147,558)
Net Assets
Beginning of Period	1,473,569	1,621,127
End of Period[1]	1,416,807	1,473,569
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0001	.0004	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0001	.0004	.001	.001
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0001)	(.0004)	(.001)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0001)	(.0004)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.01%	0.01%	0.04%	0.06%	0.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,417	$1,474	$1,621	$1,742	$1,949	$2,206
Ratio of Expenses to
Average Net Assets	0.07%[2]	0.08%[2]	0.12%[2]	0.16%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.01%	0.03%	0.07%	0.11%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2015, 0.16% for 2014, and 0.16% for 2013.
See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2011–2014), and for the period ended May 31, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2015, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At May 31, 2015, the fund had contributed capital of $126,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2015, Vanguard’s expenses were reduced by $635,000 (an effective annual rate of 0.09% of the fund’s average net assets).

New Jersey Tax-Exempt Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2015, that would require recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2015

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNJTX	VNJUX
Expense Ratio1	0.20%	0.12%
30-Day SEC Yield	2.79%	2.87%

Financial Attributes

		Barclays
		NJ	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	479	1,285	47,633

Yield to Maturity
(before expenses)	2.9%	3.2%	2.3%

Average Coupon	4.6%	4.6%	4.8%

Average Duration	6.4 years	7.4 years	6.5 years

Average Stated
Maturity	14.5 years 12.7 years		13.1 years

Short-Term
Reserves	3.4%	—	—

Volatility Measures
	Barclays NJ	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.99	0.98
Beta	1.05	1.16

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	7.5%
1 - 3 Years	1.8
3 - 5 Years	5.0
5 - 10 Years	15.7
10 - 20 Years	42.5
20 - 30 Years	25.0
Over 30 Years	2.5

Distribution by Credit Quality (% of portfolio)
AAA	5.9%
AA	27.7
A	53.2
BBB	10.6
BB	1.4
B	0.2
Not Rated	1.0

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 26, 2015, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2015, the annualized expense ratios were 0.19% for Investor Shares and 0.11% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Investment Focus

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2004, Through May 31, 2015

				Barclays NJ
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2005	4.42%	-1.13%	3.29%	4.55%
2006	4.61	2.40	7.01	6.85
2007	4.34	-2.30	2.04	2.15
2008	4.11	-7.60	-3.49	-2.61
2009	4.61	7.58	12.19	13.15
2010	4.11	-0.52	3.59	4.28
2011	4.24	1.30	5.54	5.85
2012	3.91	7.16	11.07	11.65
2013	3.41	-7.24	-3.83	-3.31
2014	3.82	5.00	8.82	7.49
2015	1.73	-2.20	-0.47	-1.21
Note: For 2015, performance data reflect the six months ended May 31, 2015.

Average Annual Total Returns: Periods Ended March 31, 2015
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	6.45%	4.98%	4.13%	0.43%	4.56%
Admiral Shares	5/14/2001	6.53	5.06	4.21	0.43	4.64

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
New Jersey (98.4%)
Atlantic City NJ GO	4.000%	11/1/16	2,700	2,302
Atlantic City NJ GO	4.000%	11/1/17	3,965	3,321
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,306
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,411
Bayonne NJ GO	5.750%	7/1/35	7,500	8,520
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/19	450	511
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	528
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,527
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/23	1,000	1,180
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/24	700	829
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/25	500	590
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	314
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste Project)	5.000%	10/1/26	2,100	2,444
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste Project)	5.000%	10/1/27	4,100	4,732
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	2,500	2,709
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	2,500	2,699
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	2,500	2,688
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,690
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,073

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,612
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	14,283
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,701
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/28	3,600	4,027
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/29	3,225	3,589
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/25	1,790	2,131
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/26	2,000	2,359
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,339
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,599
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	11,026
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	1,040	1,220
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	592
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/23	1,000	1,169
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,394
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/26	700	750
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/26	1,000	1,139
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	347
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	572
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,722
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,599
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,897
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,996
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/28	6,000	6,735
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/29	4,000	4,483
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/30	5,000	5,603
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	9,060	10,021

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	16,798
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,788
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40 (4)	1,000	1,099
Flemington Raritan NJ School District GO	5.000%	6/15/26	1,000	1,189
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.000%	11/1/21	2,390	2,761
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.250%	11/1/21 (4)	6,000	7,019
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	7,190	6,031
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	16,240	20,268
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/27	1,295	1,499
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,412
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,200
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	1,979
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,551
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,341
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	1,070	1,140
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	1,990
Hopewell Township NJ GO	5.000%	10/1/25	1,035	1,263
Hudson County NJ Improvement Authority Lease
Revenue	5.000%	4/1/24	1,070	1,230
Hudson County NJ Improvement Authority Lease
Revenue	5.000%	4/1/25	500	569
Hudson County NJ Improvement Authority Lease
Revenue	5.000%	4/1/26	790	891
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,300
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,412
Jersey City NJ GO	5.000%	3/1/19	1,550	1,724
Jersey City NJ GO	5.000%	3/1/22	1,750	2,007
Lenape NJ Regional High School District GO	4.000%	3/15/25	1,580	1,735
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/21	1,000	1,166
Mercer County NJ Improvement Authority
Revenue	5.000%	11/1/24	1,375	1,594
Middlesex County NJ COP	5.000%	10/15/23	1,455	1,690
Middlesex County NJ COP	5.000%	10/15/24	1,055	1,233
Middlesex County NJ COP	5.000%	10/15/25	1,155	1,350
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/31	1,000	1,139
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/38	3,900	4,477

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (ETM)	5	5
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/25	445	551
Monroe Township NJ Board of Education GO	5.000%	8/1/26	1,500	1,720
Monroe Township NJ Board of Education GO	5.000%	3/1/34	1,250	1,425
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,388
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/24	1,970	2,369
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/25	1,000	1,194
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/26	1,200	1,421
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/27	1,090	1,284
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/28	1,000	1,170
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/29	1,235	1,439
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/20	1,605	1,824
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/21	1,000	1,145
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/22	1,880	2,170
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/24	1,035	1,195
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	703
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	520
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	632
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	663
New Jersey Building Authority Revenue	5.000%	6/15/16	2,250	2,330
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/16 (2)	2,000	2,047
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	3,045	3,116
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,399
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,713
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,210
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,752
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,226
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,635
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,359
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,010

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
(School Facilities Construction)	5.000%	6/15/31	4,000	4,120
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,000	4,492
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	4,475	4,957
New Jersey Economic Development Authority
Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/36	935	951
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,122
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,819
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,647
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,358
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,174
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,514
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)	5.000%	7/1/48	7,000	7,810
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	1,032
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	2,069
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	4,850	5,045
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	7,028
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	16,458
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,942
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	17,675	17,989
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.000%	6/1/18	1,390	1,488
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.375%	6/1/25	1,340	1,491
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.750%	6/1/31	1,160	1,291
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.875%	6/1/42	8,280	9,174

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,728
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,132
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	12,000	12,635
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (Prere.)	3,480	3,522
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	1,800	1,901
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	3,040	3,224
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	2,500	2,665
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	3,000	3,274
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19	6,070	6,516
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	3,000	3,268
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,272
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,916
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	11,500	12,553
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,115	4,431
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	3,500	3,727
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	3,000	3,271
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	3,650	3,884
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	397
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,624
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,654
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	1,919
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,248
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,148
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,221
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	21,965	22,819
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,431

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,000	7,245
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	7,926
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,076
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,539
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	15,520	15,981
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,136
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,235
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,108
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,851
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	5,000	5,264
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,094
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,300
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,039
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	7,515	7,575
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	5,000	5,060
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	26,625	26,949
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.220%	6/5/15 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc.)	5.000%	3/1/25	4,000	4,798
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.070%	6/1/15	1,000	1,000
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.080%	6/1/15	1,600	1,600
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,051
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,131
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	5,950	6,204
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,515	7,737
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	6,260	6,646

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	2,580	2,775
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18	1,000	1,107
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/19	1,105	1,249
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,362
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,716
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,321
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	1,058
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,060
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,665
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,771
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,243
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (14)	3,000	3,229
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,980	3,332
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	12,500	14,168
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	4,720
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,224
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	8,967
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,395
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,099
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	2,994
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,119
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	6,874
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	5,000	5,870
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	1,500	1,826
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	5,818
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/30	4,090	4,825
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/34	2,000	2,303

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	7,400	8,020
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	2,000	2,295
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,358
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,572
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,633
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,713
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,232
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,000	2,198
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,576
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.500%	7/1/23	1,265	1,418
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	8,395	9,265
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/16 (Prere.)	405	425
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/16 (Prere.)	1,450	1,521
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/19 (14)	205	215
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	750	786
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,092
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,200	1,308
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,630
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.250%	12/1/18 (ETM)	420	491
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	80
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,989
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	405	467
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	180	208
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/19 (Prere.)	135	156
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/26	2,590	3,177
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	3,690	4,174
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	3,000	3,259
New Jersey GO	5.250%	7/1/15 (4)	4,500	4,520
New Jersey GO	5.000%	8/15/19	5,000	5,547

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey GO	5.000%	6/1/20	915	1,039
1 New Jersey GO TOB VRDO	0.120%	6/1/15 LOC	2,600	2,600
1 New Jersey GO TOB VRDO	0.120%	6/1/15 LOC	7,600	7,600
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/23	8,580	9,323
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	13,165	13,940
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro Psychiatric
Hospital Project)	5.000%	9/15/33	5,085	5,288
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,021
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,522
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	2,195	2,384
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.500%	7/1/31	95	111
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/41	1,500	1,781
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,844
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,780	2,944
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	10,451
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.000%	7/1/18	300	317
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	750	868
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/23	2,600	2,986
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/24	4,400	4,994
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	6,680	7,521
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	10,650	11,429
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.000%	7/1/18	1,000	1,004
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.000%	7/1/24	1,600	1,606
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.500%	7/1/30	4,055	4,073
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s Specialized
Hospital)	5.500%	7/1/36	6,800	6,830

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,329
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,170	2,386
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,337
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	16,086
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,883
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,828
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	2,164
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical Center)	4.250%	7/1/18	815	868
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25	3,215	3,413
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	11,311
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,782
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	771
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	875
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,585	1,729
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,542
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,391
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.250%	7/1/16 (Prere.)	1,200	1,263
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/31	2,910	3,161
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/37	4,960	5,311
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/42	1,750	1,870

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,500	1,733
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/23	1,000	1,167
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/24	5,000	5,730
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	2,000	2,260
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/25	1,250	1,433
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	2,225	2,494
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	3,635	4,042
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/27	1,310	1,475
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/32	2,000	2,202
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	4,220	4,482
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/38 (12)	575	611
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.250%	6/5/15 (12)	4,545	4,545
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	2,070	2,268
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.250%	7/1/31	2,000	2,177
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.500%	7/1/43	6,530	7,196
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/31	5,500	6,005
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,112
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,385

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,327
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,000	7,867
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,812
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,347
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,000	9,143
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/16	1,500	1,569
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,128
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/24	2,000	2,242
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	1,000	1,034
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/32	2,015	2,282
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/37	5,260	5,892
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	6.625%	7/1/38	3,885	4,303
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke’s Warren Hospital
Obligated Group)	4.500%	8/15/43	5,800	5,903
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter’s University
Hospital)	5.000%	7/1/15	3,520	3,529
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30 (9)	2,170	2,297
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.250%	7/1/30	250	265
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/23	2,390	2,799
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/24	3,120	3,649
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/25	3,470	4,019

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,722
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,547
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,382
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,708
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,402
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,558
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.060%	6/1/15 LOC	4,255	4,255
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,075	1,190
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	4,025	4,291
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,200	1,268
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,205	1,270
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,075	7,801
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	3,465	3,599
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	535	555
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.080%	6/5/15	7,000	7,000
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,500	1,678
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,667
New Jersey Institute of Technology Revenue	5.000%	7/1/42	5,000	5,510
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,053
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	385	417
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (14)	5,120	5,508
New Jersey Sports & Exposition Authority
Revenue	5.500%	3/1/17 (ETM)	250	271
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (ETM)	3,000	3,618
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (ETM)	1,120	1,374
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	15,000	15,228
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,619
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	10,649
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.300%	12/15/21	7,000	6,870
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (ETM)	5,000	5,011
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	2,032

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	4,450	4,938
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,731
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	6,000	6,808
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,741
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	2,707
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	2,500	2,643
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,603
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/25	4,500	4,735
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	8,039
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	6,915	3,964
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,172
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	11,245	11,739
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,440
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,855	1,959
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	2,886
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	7,360	3,513
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	6,970	3,685
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,180
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	6,000	2,714
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,584
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	1,500	1,567
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,370
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	11,500	4,911
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	6,500	6,709
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,250
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	7,000	2,815
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	8,000	3,493

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	19,985	20,184
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/33	9,500	9,703
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	1,899
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,139
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	2,925
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	13,235	4,447
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,073
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	3,712
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,165	347
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/38	6,105	6,152
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	4,220
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,810
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,749
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,400	5,705
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,355
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	16,535	16,603
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.210%	6/5/15 (4)	5,645	5,645
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.220%	6/5/15 LOC	3,820	3,820
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	6,720	6,964
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	8,335	8,631
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,617
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,065	1,104
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,856
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	8,500	9,446
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	5,000	5,469
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	6,400	6,989
New Jersey Turnpike Authority Revenue	5.150%	1/1/35 (2)	8,500	8,971
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,500	3,838
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	11,000	12,049
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	10,000	11,025
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	2,500	2,727
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/16 (14)	250	256
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.250%	1/1/20 (14)	4,760	5,392

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.250%	1/1/21 (14)	5,150	5,884
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	100	101
Ocean County NJ GO	5.000%	6/1/24	1,440	1,722
Ocean County NJ Utility Authority Wastewater
Revenue	6.600%	1/1/18 (ETM)	1,255	1,365
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/24	2,610	2,956
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/25	2,740	3,085
Passaic County NJ Improvement Authority Lease
Revenue (Preakness Healthcare Center
Expansion Project)	5.000%	5/1/26	2,885	3,232
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/19	1,680	1,939
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/20	1,450	1,702
Passaic Valley NJ Sewage Commissioners Sewer
System Revenue	5.750%	12/1/21	3,500	4,154
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,549
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/25	3,000	3,557
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,564
Port Authority of New York & New Jersey
Revenue	4.500%	7/15/28	4,000	4,336
Port Authority of New York & New Jersey
Revenue	5.000%	3/1/29	4,500	5,028
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	5,140	5,832
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	3,395	3,856
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/31	1,800	2,076
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	3,500	3,974
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	6,625	7,569
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	3,500	3,829
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	5,500	6,287
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,250	1,426
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/34	3,000	3,370
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,930	2,200
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	7,976

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/35	3,000	3,370
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,326
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/36	3,400	3,842
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	13,250	14,740
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	16,065	17,734
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,749
Port Authority of New York & New Jersey Special
Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,513
Port Authority of New York & New Jersey Special
Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,856
Rutgers State University New Jersey Revenue	5.000%	5/1/16	1,220	1,273
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,620
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,719
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,917
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,375
Rutgers State University New Jersey Revenue	5.000%	5/1/38	5,460	6,123
Rutgers State University New Jersey Revenue	5.000%	5/1/43	7,000	7,813
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.110%	6/5/15	1,250	1,250
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.110%	6/5/15	5,000	5,000
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.250%	6/5/15	11,780	11,780
Rutgers State University New Jersey Revenue
VRDO	0.060%	6/1/15	6,200	6,200
Rutgers State University New Jersey Revenue
VRDO	0.080%	6/1/15	3,615	3,615
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,356
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,300
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,075
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,349
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,403
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,165
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,185	4,454
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,000	2,147
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,257

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sparta Township NJ Board of Education GO	5.000%	2/15/34	1,000	1,137
Sparta Township NJ Board of Education GO	5.000%	2/15/35	1,400	1,588
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	6,225	6,720
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	17,085	17,108
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	25,000	6,214
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	5,000	3,821
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,545
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,432
West Deptford Township NJ GO	5.000%	7/1/22 (4)	1,555	1,684
West Deptford Township NJ GO	5.000%	7/1/23 (4)	1,035	1,119
				1,965,814
Virgin Islands (0.8%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	3,000	3,444
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	5,500	5,943
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	6,000	6,420
				15,807
Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,397
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,270
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,497
				6,164
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	924
Total Tax-Exempt Municipal Bonds (Cost $1,931,330)				1,988,709
Other Assets and Liabilities (0.4%)
Other Assets				31,725
Liabilities				(23,224)
				8,501
Net Assets (100%)				1,997,210

New Jersey Long-Term Tax-Exempt Fund

At May 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	1,936,889
Overdistributed Net Investment Income	(2)
Accumulated Net Realized Gains	2,944
Unrealized Appreciation (Depreciation)	57,379
Net Assets	1,997,210

Investor Shares—Net Assets
Applicable to 20,836,728 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	247,968
Net Asset Value Per Share—Investor Shares	$11.90

Admiral Shares—Net Assets
Applicable to 146,988,908 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,749,242
Net Asset Value Per Share—Admiral Shares	$11.90

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate value of these securities was $43,475,000, representing 2.2% of net assets.
2 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2015
($000)
Investment Income
Income
Interest	37,434
Total Income	37,434
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative—Investor Shares	198
Management and Administrative—Admiral Shares	778
Marketing and Distribution—Investor Shares	26
Marketing and Distribution—Admiral Shares	119
Custodian Fees	11
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,237
Net Investment Income	36,197
Realized Net Gain (Loss)
Investment Securities Sold	4,039
Futures Contracts	26
Realized Net Gain (Loss)	4,065
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(48,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,536)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,197	71,133
Realized Net Gain (Loss)	4,065	8,890
Change in Unrealized Appreciation (Depreciation)	(48,798)	84,256
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,536)	164,279
Distributions
Net Investment Income
Investor Shares	(4,388)	(8,837)
Admiral Shares	(31,811)	(62,296)
Realized Capital Gain[1]
Investor Shares	(1,060)	(452)
Admiral Shares	(7,567)	(3,042)
Total Distributions	(44,826)	(74,627)
Capital Share Transactions
Investor Shares	8,170	(11,024)
Admiral Shares	40,761	28,734
Net Increase (Decrease) from Capital Share Transactions	48,931	17,710
Total Increase (Decrease)	(4,431)	107,362
Net Assets
Beginning of Period	2,001,641	1,894,279
End of Period[2]	1,997,210	2,001,641

1 Includes fiscal 2015 and 2014 short-term gain distributions totaling $2,329,000 and $204,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,000) and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.22	$11.66	$12.57	$11.73	$11.58	$11.64
Investment Operations
Net Investment Income	.213	.431	.433	.439	.471	.476
Net Realized and Unrealized Gain (Loss)
on Investments	(.267)	.582	(.910)	.840	.150	(.060)
Total from Investment Operations	(.054)	1.013	(.477)	1.279	.621	.416
Distributions
Dividends from Net Investment Income	(.213)	(.431)	(.433)	(.439)	(.471)	(.476)
Distributions from Realized Capital Gains	(.053)	(.022)	—	—	—	—
Total Distributions	(.266)	(.453)	(.433)	(.439)	(.471)	(.476)
Net Asset Value, End of Period	$11.90	$12.22	$11.66	$12.57	$11.73	$11.58

Total Return[1]	-0.47%	8.82%	-3.83%	11.07%	5.54%	3.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$248	$246	$246	$303	$294	$361
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.51%	3.58%	3.60%	3.62%	4.11%	4.06%
Portfolio Turnover Rate	16%	20%	35%	17%	12%	17%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.22	$11.66	$12.57	$11.73	$11.58	$11.64
Investment Operations
Net Investment Income	.218	.441	.442	.449	.480	.485
Net Realized and Unrealized Gain (Loss)
on Investments	(.267)	.582	(.910)	.840	.150	(.060)
Total from Investment Operations	(.049)	1.023	(.468)	1.289	.630	.425
Distributions
Dividends from Net Investment Income	(.218)	(.441)	(.442)	(.449)	(.480)	(.485)
Distributions from Realized Capital Gains	(.053)	(.022)	—	—	—	—
Total Distributions	(.271)	(.463)	(.442)	(.449)	(.480)	(.485)
Net Asset Value, End of Period	$11.90	$12.22	$11.66	$12.57	$11.73	$11.58

Total Return[1]	-0.43%	8.91%	-3.75%	11.15%	5.62%	3.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,749	$1,755	$1,648	$1,874	$1,649	$1,718
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.59%	3.66%	3.68%	3.70%	4.19%	4.14%
Portfolio Turnover Rate	16%	20%	35%	17%	12%	17%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2015, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at May 31, 2015.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2011–2014), and for the period ended May 31, 2015, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2015, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At May 31, 2015, the fund had contributed capital of $181,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New Jersey Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,988,709	—
Futures Contracts—Assets[1]	38	—	—
Total	38	1,988,709	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2015, the cost of investment securities for tax purposes was $1,932,445,000. Net unrealized appreciation of investment securities for tax purposes was $56,264,000, consisting of unrealized gains of $77,899,000 on securities that had risen in value since their purchase and $21,635,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2015, the fund purchased $205,012,000 of investment securities and sold $153,293,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2015		November 30, 2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	27,638	2,267	45,238	3,773
Issued in Lieu of Cash Distributions	4,491	369	7,598	632
Redeemed	(23,959)	(1,972)	(63,860)	(5,325)
Net Increase (Decrease)—Investor Shares	8,170	664	(11,024)	(920)
Admiral Shares
Issued	105,691	8,665	175,302	14,601
Issued in Lieu of Cash Distributions	29,377	2,414	48,121	4,004
Redeemed	(94,307)	(7,760)	(194,689)	(16,295)
Net Increase (Decrease)—Admiral Shares	40,761	3,319	28,734	2,310

G. Management has determined that no material events or transactions occurred subsequent to May 31, 2015, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2014	5/31/2015	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.35
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$995.29	$0.95
Admiral Shares	1,000.00	995.69	0.55
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.58	$0.35
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.98	$0.96
Admiral Shares	1,000.00	1,024.38	0.56

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.07%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.19% for
Investor Shares and 0.11% for Admiral Shares. (The six-month expense ratio for the New Jersey Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced New Jersey Tax-Exempt Money Market Funds Average: New Jersey Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International PLC (diversified manufacturing and
the investment companies served by The Vanguard	services), Hewlett-Packard Co. (electronic computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive PLC
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at New
President of The Vanguard Group, and of each of	Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and	appointments in the Department of Philosophy, School
Other Experience: Executive Chief Staff and	of Arts and Sciences, and at the Graduate School of
Marketing Officer for North America and Corporate	Education, University of Pennsylvania; Trustee of the
Vice President (retired 2008) of Xerox Corporation	National Constitution Center; Chair of the Presidential
(document management products and services);	Commission for the Study of Bioethical Issues.
Executive in Residence and 2009–2010 Distinguished
Minett Professor at the Rochester Institute of	JoAnn Heffernan Heisen
Technology; Director of SPX Corporation (multi-industry	Born 1950. Trustee Since July 1998. Principal
manufacturing), the United Way of Rochester,	Occupation(s) During the Past Five Years and Other
Amerigroup Corporation (managed health care), the	Experience: Corporate Vice President and Chief
University of Rochester Medical Center, Monroe	Global Diversity Officer (retired 2008) and Member
Community College Foundation, and North Carolina	of the Executive Committee (1997–2008) of Johnson
A&T University.	& Johnson (pharmaceuticals/medical devices/
consumer products); Director of Skytop Lodge
Corporation (hotels), the University Medical Center
at Princeton, the Robert Wood Johnson Foundation,
and the Center for Talent Innovation; Member of
the Advisory Board of the Institute for Women’s
Leadership at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee; Board Member of	Heidi Stam
TIFF Advisory Services, Inc., and Catholic Investment	Born 1956. Secretary Since July 2005. Principal
Services, Inc. (investment advisors); Member of	Occupation(s) During the Past Five Years and Other
the Investment Advisory Committee of Major	Experience: Managing Director of The Vanguard
League Baseball.	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	Michael S. Miller
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Paul A. Heller	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	Chairman Emeritus and Senior Advisor
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center and of the Advisory Board of the
Parthenon Group (strategy consulting).	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 16, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.